Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Objectives, Policies and Processes for Managing Capital1 [Abstract]
Disclosure of key measurements used to monitor our capital position	Two key measurements used to monitor our capital position is total debt to total capital and net debt to total capital, calculated as follows at December 31:

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Debt
Operating loans, excluding deferred financing costs	$—	$—	$290
Current and long-term lease obligation	28	6	8
Long-term debt, excluding deferred financing costs	501	509	510
Interest rate swaps[1]	1	6	2
Open letters of credit[1]	65	50	47
Total debt	595	571	857
Shareholders’ equity	7,656	2,478	1,905
Total capital	8,251	3,049	2,762
Total debt to total capital	7%	19%	31%

Total debt	595	571	857
Cash and short-term investments	(1,568)	(461)	(12)
Open letters of credit[1]	(65)	(50)	(47)
Interest rate swaps[1]	(1)	(6)	(2)
Cheques issued in excess of funds on deposit	—	—	12
Net debt	$(1,039)	$54	$808
Shareholders’ equity	$7,656	$2,478	$1,905
Total capital, net of cash	6,617	2,532	2,713
Net debt to total capital	(16%)	2%	30%
1.Letters of credit facilities and the fair value of interest rate swaps are part of our bank covenants’ total debt calculation.